Line of Credit and Notes Payable (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Line of Credit and Notes Payable
Notes payable, net of discount	$ 1,939,783	$ 220,000
Less: current portion	(439,183)	(220,000)
Less fair value adjustment for debt	(906,659)
Total notes payable, net of current portion	593,941
Note payable issued November 29, 2021 (Face Value: $654,044)
Line of Credit and Notes Payable
Notes payable, net of discount	336,983
Line of credit issued November 29, 2021 (Face Value: $500,000)
Line of Credit and Notes Payable
Notes payable, net of discount	456,097
Note payable issued December 1, 2021 (Face Value: $1,500,700)
Line of Credit and Notes Payable
Notes payable, net of discount	1,500,600
Note payable issued January 12, 2023 (Face Value: $220,000)
Line of Credit and Notes Payable
Notes payable, net of discount		$ 220,000
Note payable issued August 18, 2023 (Face Value: $64,000)
Line of Credit and Notes Payable
Notes payable, net of discount	64,000
Note payable issued November 13, 2023 (Face Value: $22,000)
Line of Credit and Notes Payable
Notes payable, net of discount	22,000
Note payable issued January 14, 2024 (Face Value: $16,200)
Line of Credit and Notes Payable
Notes payable, net of discount	$ 16,200